Interest rate risk	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Interest rate risk
Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies.

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by the Group Asset and Liability Committee.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include corporate bonds, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended 31 December 2016 and the year ended 31 December 2015.

	31 December 2016				31 December 2015
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognised at fair value on a recurring basis:
Financial assets
Trading investments
US government and federal agencies	—	—	—	—	—	279,343	—	279,343
Non-US governments debt securities	—	—	—	—	—	7,489	—	7,489
Asset-backed securities - Student loans	—	—	—	—	—	28,285	—	28,285
Mutual funds	6,091	222	—	6,313	5,903	279	—	6,182
Total trading	6,091	222	—	6,313	5,903	315,396	—	321,299

Available-for-sale investments
US government and federal agencies	—	2,430,402	—	2,430,402	—	1,404,499	—	1,404,499
Non-US governments debt securities	—	27,020	—	27,020	—	29,575	—	29,575
Corporate debt securities	—	514,475	—	514,475	—	506,144	—	506,144
Asset-backed securities - Student loans	—	—	12,493	12,493	—	—	12,161	12,161
Commercial mortgage-backed securities	—	150,546	—	150,546	—	148,726	—	148,726
Residential mortgage-backed securities	—	197,802	—	197,802	—	100,244	—	100,244
Total available-for-sale	—	3,320,245	12,493	3,332,738	—	2,189,188	12,161	2,201,349

Other assets - Derivatives	—	30,096	—	30,096	—	13,694	—	13,694

Financial liabilities
Other liabilities - Derivatives	—	11,321	—	11,321	—	8,929	—	8,929

Level 3 Reconciliation
The Level 3 Asset-backed securities - Student loans is a federal family education loan programme guaranteed student loan security and is valued using a non-binding broker quote. The fair value provided by the broker is based on the last trading price of similar securities but as the market for the security is illiquid, a Level 2 classification is not supported.

Significant increases (decreases) in any of the preceding inputs in isolation could result in a significantly different fair value measurement. Generally a change in assumption used for the probability of defaults is accompanied by a directionally similar change in the assumption used for the loss severity.

	31 December 2016	31 December 2015	31 December 2014
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,161	12,226	45,304
Proceeds from sales, paydowns and maturities	—	—	(36,439)
Accretion recognised in net income	—	—	915
Realised and unrealised gains (losses) recognised in other comprehensive income	332	(65)	(6,286)
Realised and unrealised gains recognised in net income	—	—	8,732
Carrying amount at end of year	12,493	12,161	12,226

Items Other Than Those Recognised at Fair Value on a Recurring Basis:
		31 December 2016			31 December 2015
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,101,651	2,101,651	—	2,288,890	2,288,890	—
Securities purchased under agreement to resell	Level 2	148,813	148,813	—	—	—	—
Short-term investments	Level 1	519,755	519,755	—	409,482	409,482	—
Investments held-to-maturity	Level 2	1,061,103	1,046,828	(14,275)	701,282	701,495	213
Loans, net of allowance for credit losses	Level 2	3,570,478	3,566,812	(3,666)	4,000,155	3,996,443	(3,712)
Other real estate owned¹	Level 2	14,199	14,199	—	11,206	11,206	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	8,193,213	8,193,213	—	7,654,643	7,654,643	—
Term deposits	Level 2	1,816,640	1,817,564	(924)	1,513,025	1,514,126	(1,101)
Deposits from banks	Level 2	23,796	23,796	—	14,478	14,478	—
Long-term debt	Level 2	117,000	117,683	(683)	117,000	116,606	394
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

31 December 2016	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,991	—	—	—	—	111	2,102
Securities purchased under agreement to resell	149	—	—	—	—	—	149
Short-term investments	135	385	—	—	—	—	520
Investments	1,343	15	81	704	2,251	6	4,400
Loans	3,339	53	57	81	38	2	3,570
Other assets	—	—	—	—	—	363	363
Total assets	6,957	453	138	785	2,289	482	11,104

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	711	711
Demand deposits	5,828	—	—	—	—	2,385	8,213
Term deposits	1,492	166	92	71	—	—	1,821
Other liabilities	—	—	—	—	—	242	242
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	7,412	166	92	96	—	3,338	11,104

Interest rate sensitivity gap	(455)	287	46	689	2,289	(2,856)	—
Cumulative interest rate sensitivity gap	(455)	(168)	(122)	567	2,856	—	—

31 December 2015	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,178	—	—	—	—	111	2,289
Short-term investments	117	291	1	—	—	—	409
Investments	871	79	19	620	1,629	6	3,224
Loans	3,735	84	53	67	47	14	4,000
Other assets	—	—	—	—	—	354	354
Total assets	6,901	454	73	687	1,676	485	10,276

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	750	750
Demand deposits	5,783	—	—	—	—	1,882	7,665
Term deposits	989	296	153	79	—	—	1,517
Other liabilities	—	—	—	—	—	227	227
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	6,864	296	153	104	—	2,859	10,276

Interest rate sensitivity gap	37	158	(80)	583	1,676	(2,374)	—
Cumulative interest rate sensitivity gap	37	195	115	698	2,374	—	—